STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

4. STOCKHOLDERS’ EQUITY

Share Capital

The Company has authorized 100,000,000 common shares at par value of $0.001 per share. As at December 31, 2019 and 2018, the Company has 10,950,000 common shares issued and outstanding.